Travelers Vintage II Variable Annuity Prospectus:

The Travelers Separate Account Nine For Variable Annuities
The Travelers Separate Account Ten For Variable Annuities

This prospectus describes Travelers Vintage II Variable Annuity, a flexible premium deferred variable annuity contract (the “Contract”) issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) as well as those that do not qualify for such treatment (“nonqualified Contracts”). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium (“purchase payments”) accumulate on a variable and/or fixed basis in one of our funding options. Your contract value before the maturity date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the variable funding options. The variable funding options are:

AIM Variable Insurance Funds	Smith Barney Investment Series
AIM V.I. Premier Equity Fund – Series I(1)	Smith Barney Large Cap Core Portfolio
Alliance Variable Product Series Fund, Inc.	Smith Barney Premier Selections All Cap Growth Portfolio
Growth & Income Portfolio – Class B	The Travelers Series Trust
Premier Growth Portfolio Class B	Equity Income Portfolio
American Variable Insurance Trust	Large Cap Portfolio
Global Growth Fund - Class 2	MFS Emerging Growth Portfolio
Growth Fund Class - 2	MFS Research Portfolio
Growth-Income Fund – Class 2	Travelers Series Fund Inc.
Franklin Templeton Variable Insurance Products Trust	AIM Capital Appreciation Portfolio
Franklin Small Cap Fund – Class 2	Alliance Growth Portfolio
Mutual Shares Securities Fund – Class 2	MFS Total Return Portfolio
Templeton Foreign Securities Fund – Class 2(2)	Smith Barney Aggressive Growth Portfolio
Greenwich Street Series Fund	Smith Barney High Income Portfolio
Appreciation Portfolio	Smith Barney International All Cap Growth Portfolio
Diversified Strategic Income Portfolio	Smith Barney Large Capitalization Growth Portfolio
Equity Index Portfolio — Class II Shares	Smith Barney Large Cap Value Portfolio
Fundamental Value Portfolio	Smith Barney Mid Cap Core Portfolio
Janus Aspen Series	Smith Barney Money Market Portfolio
Aggressive Growth Portfolio – Service Shares	Travelers Managed Income Portfolio
PIMCO Variable Insurance Trust	Van Kampen Enterprise Portfolio
Total Return Portfolio — Administrative Class(3)	Van Kampen Life Investment Trust
Putnam Variable Trust	Emerging Growth Portfolio — Class II Shares
Putnam VT International Growth Fund — Class IB Shares	Variable Annuity Portfolios
Putnam VT Small Cap Value Fund – Class IB Shares	Smith Barney Small Cap Growth Opportunities Portfolio
Putnam VT Voyager II Fund — Class IB Shares	Variable Insurance Products Fund II (Fidelity)
Salomon Brothers Variable Series Fund Inc.	Contrafund® Portfolio — Service Class
Capital Fund	Variable Insurance Products Fund III (Fidelity)
Investors Fund	Mid Cap Portfolio — Service Class 2
Small Cap Growth Fund

______________

(1)	Formerly V.I. Value Fund

(2)	Formerly Templeton International Securities Fund - Class 2

(3)	Formerly Total Return Bond Fund

The Contract, certain contract features and/or some of the funding options may not be available in all states. The current prospectuses for the underlying funds that support the variable funding options must accompany this prospectus. Read and retain them for future reference.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2002. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-8573 or access the SEC’s website (http://www.sec.gov). See Appendix D for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus dated May 1, 2002

TABLE OF CONTENTS

Index of Special Terms	2	Fixed Annuity	40
Summary	3	Payment Options	40
Fee Table	6	Election of Options	40
Condensed Financial Information	22	Annuity Options	41
The Annuity Contract	22	Variable Liquidity Benefit	41
Contract Owner Inquiries	22	Miscellaneous Contract Provisions	41
Purchase Payments	22	Right to Return	41
Accumulation Units	22	Termination	42
The Variable Funding Options	23	Required Reports	42
The Fixed Account	27	Suspension of Payments	42
Charges and Deductions	27	The Separate Accounts	42
General	27	Performance Information	43
Withdrawal Charge	28	Federal Tax Considerations	44
Free Withdrawal Allowance	28	Non-Resident Aliens	44
Transfer Charge	28	General Taxation of Annuities	44
Administrative Charges	28	Types of Contracts: Qualified or
Mortality and Expense Risk Charge	29	Nonqualified	44
E.S.P. Charge	29	Nonqualified Annuity Contracts	44
Variable Liquidity Benefit Charge	29	Puerto Rico Tax Considerations	45
Variable Funding Option Expenses	29	Qualified Annuity Contracts	45
Premium Tax	29	Penalty Tax for Premature Distributions	45
Changes in Taxes Based Upon		Diversification Requirements for
Premium or Value	29	Variable Annuities	46
Transfers	30	Ownership of the Investments	46
Dollar Cost Averaging	30	Mandatory Distributions for Qualified	46
Access to Your Money	31	Plans	46
Systematic Withdrawals	31	Taxation of Death Benefit Proceeds	46
Loans	32	Other Information	46
Ownership Provisions	32	The Insurance Companies	46
Types of Ownership	32	Financial Statements	47
Contract Owner	32	Distribution of Variable Annuity Contracts	47
Beneficiary	32	Conformity with State and Federal Laws	47
Annuitant	32	Voting Rights	47
Death Benefit	33	Legal Proceedings and Opinions	47
Death Proceeds Before the Maturity Date	33	Appendix A: Condensed Financial
E.S.P.	35	Information for The Travelers Insurance
Payment of Proceeds	36	Company: Separate Account Nine	A-1
Spousal Contract Continuance	38	Appendix B: Condensed Financial
Beneficiary Contract Continuance	38	Information for The Travelers Life and
Planned Death Benefit	39	Annuity Company: Separate Account Ten	B-1
Death Proceeds After the Maturity Date	39	Appendix C: The Fixed Account	C-1
The Annuity Period	39	Appendix D: Contents of the Statement
Maturity Date	39	of Additional Information	D-1
Allocation of Annuity	39
Variable Annuity	40

INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit	22	Contract Year	22
Accumulation Period	22	Death Report Date	33
Annuitant	32	Fixed Account	C-1
Annuity Payments	39	Joint Owner	32
Annuity Unit	22	Maturity Date	39
Cash Surrender Value	31	Net Investment Rate	40
Contingent Annuitant	33	Purchase Payment	22
Contract Date	22	Underlying Fund	23
Contract Owner	32	Variable Funding Option(s)	22
Contract Value	22	Written Request	22

Summary:
Travelers Vintage II Variable Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, (“the Company,” “We” or “Us”). Refer to your Contract for the name of your issuing Company. Each Company sponsors its own segregated asset account (“Separate Account”). The Travelers Insurance Company sponsors the Travelers Separate Account Nine for Variable Annuities (“Separate Account Nine”); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Ten for Variable Annuities (“Separate Account Ten”). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account that is part of our general account (the “Fixed Account”). We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the variable funding options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified contracts include contracts qualifying under Section 401(k), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

Is there a right to return period? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your contract value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment allocated to a variable funding option during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, we will refund your full purchase payment. During the remainder of the right to return period, we will refund your contract value (including charges we assessed). We will determine your contract value at the close of business on the day we receive a written request for a refund.

Can you give a general description of the variable funding options and how they operate? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund (“underlying fund”) that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer among the variable funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the variable funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk (“M&E”) charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.15% for the Standard Death Benefit, 1.25% for the Step-Up Death Benefit, and 1.40% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each underlying fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the purchase payments. The maximum percentage is 6%, decreasing to 0% in years eight and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the variable funding options. This provision is not available to a customer when either the annuitant or owner is age 76 or older on the rider effective date.

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 6% of the amounts withdrawn. Please refer to “The Annuity Period” for a description of this benefit.

How will my purchase payments and withdrawals be taxed? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

What is the death benefit under the Contract? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the contract owner, joint owner, or annuitant. Assuming you are the annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions or (3) the election of spousal contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

Where may I find out more about accumulation unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about accumulation unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
    Systematic Withdrawal Option. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.
    Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.
    Managed Distribution Program. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service’s minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.
    Enhanced Stepped-Up Provision ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.
    Spousal Contract Continuance (subject to availability). If your spouse is named as an owner and/or beneficiary, and you die prior to the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint contract owner and/or beneficiary only.
    Beneficiary Contract Continuance (not permitted for non-natural beneficiaries). If you die before the maturity date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract.

FEE TABLE

The purpose of this Fee Table is to assist contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See “Charges and Deductions” in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. Each variable funding option purchases shares of the underlying fund at net asset value. The net asset value already reflects the deduction of each underlying fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of underlying fund expenses.

We receive payments from some of the underlying funds or their affiliates for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an underlying fund on behalf of Travelers’ Separate Accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

The amounts shown in the table are based on historical fund expenses, as a percentage of each fund’s average daily net assets as of December 31, 2001 (unless otherwise indicated). This information was provided by the funds and we have not independently verified it. More detail concerning each fund’s fees and expenses is contained in the prospectus for each underlying fund.

Transaction Expenses

Withdrawal Charge

(as a percentage of the purchase payments withdrawn)

Years Since Purchase Payment Made	Withdrawal Charge
0-1	6%
2	6%
3	6%
4	5%
5	5%
6	4%
7	3%
8 and over	0%

  During the annuity period, if you have elected the Variable Liquidity Benefit, a surrender charge of up to 6% of the amount withdrawn will be assessed. See “Liquidity Benefit.”

  Transfer Charge..........................................................................................$0
  (we reserve the right to charge $10.00 on any transfers which exceed 12 per year)

Annual Separate Account Charges:

(as a percentage of the average daily net assets of the Separate Account)

With E.S.P. Selected:

Standard Death Benefit:	Step-Up Death Benefit:	Roll-Up Death Benefit:
Mortality and Expense Risk Charge	1.15%	Mortality and Expense Risk Charge	1.25%	Mortality and Expense Risk Charge	1.40%
Administrative Expense Charge	0.15%	Administrative Expense Charge	0.15%	Administrative Expense Charge	0.15%
E.S.P. Charge	0.20%	E.S.P. Charge	0.20%	E.S.P. Charge	0.20%

Total Separate Account Charges	1.50%	Total Separate Account Charges	1.60%	Total Separate Account Charges	1.75%

Without E.S.P. Selected:

Standard Death Benefit:		Step-Up Death Benefit:		Roll-Up Death Benefit:
Mortality and Expense Risk Charge	1.15%	Mortality and Expense Risk Charge	1.25%	Mortality and Expense Risk Charge	1.40%
Administrative Expense Charge	0.15%	Administrative Expense Charge	0.15%	Administrative Expense Charge	0.15%
Total Separate Account Charges:	1.30%	Total Separate Account Charges:	1.40%	Total Separate Account Charges:	1.55%

Other Annual Charges

Annual Contract Administrative Charge	$30
(Waived if contract value is $40,000 or more)

Variable Funding Option Expenses:

(as a percentage of average daily net assets of the funding option as of December 31, 2001, unless otherwise noted)

Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (after expense reimbursement)	Total Annual Operating Expenses (after expense reimbursement)

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I	0.60%	—	0.25%	0.85%(1)
Alliance Variable Product Series Fund, Inc.
Growth and Income Portfolio — Class B*	0.63%	0.25%	0.04%	0.92%
Premier Growth Portfolio — Class B*	1.00%	0.25%	0.04%	1.29%
American Variable Insurance Series
Global Growth Fund — Class 2*	0.66%	0.25%	0.04%	0.95%
Growth Fund — Class 2*	0.37%	0.25%	0.01%	0.63%
Growth-Income Fund — Class 2*	0.33%	0.25%	0.02%	0.60%
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2*	0.45%	0.25%	0.31%	1.01%(2)
Mutual Shares Securities Fund — Class 2*	0.60%	0.25%	0.19%	1.04%(3)
Templeton Foreign Securities Fund — Class 2*	0.68%	0.25%	0.22%	1.15%(4)
Greenwich Street Series Fund
Appreciation Portfolio	0.75%	—	0.02%	0.77%(5)
Diversified Strategic Income Portfolio	0.65%	—	0.11%	0.76%(5)
Equity Index Portfolio — Class II Shares*	0.31%**	0.25%	0.03%	0.59%(5)
Fundamental Value Portfolio	0.75%	—	0.02%	0.77%(5)
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares*	0.65%	0.25%	0.02%	0.92%
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	0.25%	—	0.40%	0.65%(6)
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares*	0.76%	0.25%	0.18%	1.19%
Putnam VT Small Cap Value Fund — Class IB Shares*	0.80%	0.25%	0.30%	1.35%
Putnam VT Voyager II Fund — Class IB Shares*	0.70%	0.25%	0.77%	1.72%
Salomon Brothers Variable Series Fund Inc.
Capital Fund	0.83%	—	0.17%	1.00%(7)
Investors Fund	0.70%	—	0.12%	0.82%(8)
Small Cap Growth Fund	0.75%	—	0.72%	1.47%(9)

Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (after expense reimbursement)	Total Annual Operating Expenses (after expense reimbursement)

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	0.75%	—	0.18%	0.93%(14)
Smith Barney Premier Selections All Cap Growth Portfolio	0.75%	—	0.20%	0.95%(10)
The Travelers Series Trust
Equity Income Portfolio	0.75%	—	0.04%	0.79%(11)
Large Cap Portfolio	0.75%	—	0.04%	0.79%(12)
MFS Emerging Growth Portfolio	0.75%	—	0.14%	0.89%
MFS Research Portfolio	0.80%	—	0.12%	0.92%
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	—	0.03%	0.83%(14)
Alliance Growth Portfolio	0.80%	—	0.02%	0.82%(14)
MFS Total Return Portfolio	0.80%	—	0.03%	0.83%(14)
Smith Barney Aggressive Growth Portfolio	0.80%	—	0.04%	0.84%(14)
Smith Barney High Income Portfolio	0.60%	—	0.07%	0.67%(14)
Smith Barney International All Cap Growth Portfolio	0.90%	—	0.10%	1.00%(14)
Smith Barney Large Cap Value Portfolio	0.65%	—	0.02%	0.67%(14)
Smith Barney Large Capitalization Growth Portfolio	0.75%	—	0.03%	0.78%(14)
Smith Barney Mid Cap Core Portfolio	0.75%	—	0.20%	0.95%(13)
Smith Barney Money Market Portfolio	0.50%	—	0.03%	0.53%(14)
Travelers Managed Income Portfolio	0.65%	—	0.03%	0.68%(14)
Van Kampen Enterprise Portfolio	0.70%	—	0.04%	0.74%(14)
Van Kampen Life Investment Trust
Emerging Growth Portfolio	0.70%	—	0.06%	0.76%
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	0.75%	—	0.15%	0.90%(15)
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class*	0.58%	0.10%	0.06%	0.74%(16)
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2*	0.58%	0.25%	0.05%	0.88%(17)

______________

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

**	The expense information in the table has been restated to reflect current fees that would have been applicable if they had been in effect during the previous fiscal year. On June 24, 2002, the shareholders of the Greenwich Street Fund Equity Index Portfolio approved a new Investment Advisory Agreement, which became effective immediately after the shareholder meeting. Under the new agreement, the management fee increased by 0.10%. Finally, the Fund’s management eliminated the voluntary fee cap of 0.55%.

Notes

(1)	Effective May 1, 2002 the Funds' name will change from AIM V.I. Value Fund to AIM V.I. Premier Equity Fund.

(2)	The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus. For the Franklin Small Cap Fund the managers have agreed in advance to make estimated reductions of 0.08% of their fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. Those reductions are required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without these reductions, Management Fees, 12b-1 Fees, Other Expenses, and Total Annual Operating Expenses for the Franklin Small Cap Fund - Class 2 would have been 0.53%, 0.25%, 0.31%, and 1.09%, respectively.

(3)	The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(4)	The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus. For the Templeton Foreign Securities Funds the managers have agreed in advance to make estimated reductions of 0.08% and 0.01% respectively, of their fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. Those reductions are required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without these reductions, Management Fees, 12b-1 Fees, Other Expenses, and Total Annual Operating Expenses for the Templeton Foreign Securities Fund - Class 2 would have been 0.69%, 0.25%, 0.22%, and 1.16%.

(5)	There were no fees waived or expenses reimbursed for these funds in 2001. In addition to the Management Fee, TIMCO receives an administrative fee which is reflected in the Management Fee column above.

(6)	"Other Expenses" reflects a 0.25% administrative fee, a 0.15% service fee, and 0.01% representing the Portfolio’s pro rata Trustees’ fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees, 0.65% of average daily net assets. Without such reduction, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(7)	The Manager has waived a portion of its management fees for the year ended December 31, 2001. If such fees were not waived, the actual expenses ratio would have been 1.02%. As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(8)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(9)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.50%.

(10)	The Manager reimbursed expenses of $45,159 for the year ended October 31, 2001. If such fees were not waived and expenses reimbursed, the actual expense ratio would have been 1.08%.

(11)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Equity Income Portfolio would have been 0.85%.

(12)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Large Cap Portfolio would have been 0.84%.

(13)	The manager has agreed to waive all or a portion of its management fees for the year ended October 31, 2001(the Fund’s fiscal year end). If such fees were not waived the actual expense ratio would have been 0.96%.

(14)	Expenses are as of October 31, 2001 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

(15)	The Manager has waived all or a portion of its total expenses for the year ended December 31, 2001. If such fees were not waived or expenses not reimbursed, the actual expenses ratio would have been 2.21%.

(16)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP II Contrafund Portfolio - Service Class would have been 0.78%.

(17)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP III Mid Cap Portfolio - Service Class 2 would have been 0.94%.

Examples

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2001, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples also assume that the $30 annual contract administrative charge is equivalent to 0.020% of the Separate Account contract value.

EXAMPLE: STANDARD DEATH BENEFIT WITH E.S.P.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the expenses for the Standard Death Benefit with the E.S.P. option:

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund - Series I	84	134	177	271	24	74	127	271
Alliance Variable Product Series Fund, Inc.
Growth and Income Portfolio — Class B	85	136	180	278	25	76	130	278
Premier Growth Portfolio — Class B	88	147	198	314	28	87	148	314
American Variable Insurance Series
Global Growth Fund — Class 2	85	137	182	281	25	77	132	281
Growth Fund — Class 2	82	127	165	248	22	67	115	248
Growth-Income Fund — Class 2	82	126	164	245	22	66	114	245
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2	86	139	185	287	26	79	135	287
Mutual Shares Securities Fund — Class 2	86	140	186	290	26	80	136	290
Templeton Foreign Securities Fund — Class 2	87	143	191	300	27	83	141	300
Greenwich Street Series Fund
Appreciation Portfolio	83	132	173	263	23	72	123	263
Diversified Strategic Income Portfolio	83	131	172	262	23	71	122	262
Equity Index Portfolio — Class II Shares	81	126	163	244	21	66	113	244
Fundamental Value Portfolio	83	132	173	263	23	72	123	263
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares	85	136	180	278	25	76	130	278
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	82	128	166	250	22	68	116	250
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	87	144	193	304	27	84	143	304
Putnam VT Small Cap Value Fund — Class IB Shares	89	149	201	319	29	89	151	319
Putnam VT Voyager II Fund — Class IB Shares	93	160	219	354	33	100	169	354
Salomon Brothers Variable Series Fund Inc.
Capital Fund	86	138	184	286	26	78	134	286
Investors Fund	84	133	175	268	24	73	125	268
Small Cap Growth Fund	90	152	207	331	30	92	157	331
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	85	136	181	279	25	76	131	279
Smith Barney Premier Selection All Cap Growth Portfolio	85	137	182	281	25	77	132	281

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

The Travelers Series Trust
Equity Income Portfolio	83	132	174	265	23	72	124	265
Large Cap Portfolio	83	132	174	265	23	72	124	265
MFS Emerging Growth Portfolio	84	135	179	275	24	75	129	275
MFS Research Portfolio	85	136	180	278	25	76	130	278
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	84	133	176	269	24	73	126	269
Alliance Growth Portfolio	84	133	175	268	24	73	125	268
MFS Total Return Portfolio	84	133	176	269	24	73	126	269
Smith Barney Aggressive Growth Portfolio	84	134	176	270	24	74	126	270
Smith Barney High Income Portfolio	82	129	167	252	22	69	117	252
Smith Barney International All Cap Growth Portfolio	86	138	184	286	26	78	134	286
Smith Barney Large Cap Value Portfolio	82	129	167	252	22	69	117	252
Smith Barney Large Capitalization Growth Portfolio	83	132	173	264	23	72	123	264
Smith Barney Mid Cap Core Portfolio	85	137	182	281	25	77	132	281
Smith Barney Money Market Portfolio	81	124	160	238	21	64	110	238
Travelers Managed Income Portfolio	82	129	168	253	22	69	118	253
Van Kampen Enterprise Portfolio	83	131	171	260	23	71	121	260
Van Kampen Life Investment Trust
Emerging Growth Portfolio	83	131	172	262	23	71	122	262
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	85	135	179	276	25	75	129	276
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class	83	131	171	260	23	71	121	260
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2	84	135	178	274	24	75	128	274

EXAMPLE: STANDARD DEATH BENEFIT WITHOUT E.S.P.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the expenses for the Standard Death Benefit without the E.S.P. option:

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I	82	128	166	250	22	68	116	250
Alliance Variable Product Series Fund, Inc.
Growth and Income Portfolio — Class B	83	130	170	257	23	70	120	257
Premier Growth Portfolio — Class B	86	141	189	294	26	81	139	294
American Variable Insurance Series
Global Growth Fund — Class 2	83	131	172	261	23	71	122	261
Growth Fund — Class 2	80	121	155	227	20	61	105	227
Growth-Income Fund — Class 2	79	120	154	224	19	60	104	224
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2	84	133	175	267	24	73	125	267
Mutual Shares Securities Fund — Class 2	84	134	176	270	24	74	126	270
Templeton Foreign Securities Fund — Class 2	85	137	182	281	25	77	132	281
Greenwich Street Series Fund
Appreciation Portfolio	81	125	162	242	21	65	112	242
Diversified Strategic Income Portfolio	81	125	162	241	21	65	112	241
Equity Index Portfolio — Class II Shares	79	120	153	223	19	60	103	223
Fundamental Value Portfolio	81	125	162	242	21	65	112	242
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares	83	130	170	257	23	70	120	257
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	80	122	156	230	20	62	106	230
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	85	138	184	285	25	78	134	285
Putnam VT Small Cap Value Fund — Class IB Shares	87	143	191	300	27	83	141	300
Putnam VT Voyager II Fund — Class IB Shares	91	154	210	336	31	94	160	336
Salomon Brothers Variable Series Fund Inc.
Capital Fund	84	132	174	266	24	72	124	266
Investors Fund	82	127	165	247	22	67	115	247
Small Cap Growth Fund	88	147	197	312	28	87	147	312
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	83	130	170	258	23	70	120	258
Smith Barney Premier Selection All Cap Growth Portfolio	83	131	172	261	23	71	122	261
The Travelers Series Trust
Equity Income Portfolio	81	126	163	244	21	66	113	244
Large Cap Portfolio	81	126	163	244	21	66	113	244
MFS Emerging Growth Portfolio	82	129	168	254	22	69	118	254
MFS Research Portfolio	83	130	170	257	23	70	120	257

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	82	127	165	248	22	67	115	248
Alliance Growth Portfolio	82	127	165	247	22	67	115	247
MFS Total Return Portfolio	82	127	165	248	22	67	115	248
Smith Barney Aggressive Growth Portfolio	82	128	166	249	22	68	116	249
Smith Barney High Income Portfolio	80	122	157	232	20	62	107	232
Smith Barney International All Cap Growth Portfolio	84	132	174	266	24	72	124	266
Smith Barney Large Cap Value Portfolio	80	122	157	232	20	62	107	232
Smith Barney Large Capitalization Growth Portfolio	81	126	163	243	21	66	113	243
Smith Barney Mid Cap Core Portfolio	83	131	172	261	23	71	122	261
Smith Barney Money Market Portfolio	79	118	150	217	19	58	100	217
Travelers Managed Income Portfolio	80	123	158	233	20	63	108	233
Van Kampen Enterprise Portfolio	81	125	161	239	21	65	111	239
Van Kampen Life Investment Trust
Emerging Growth Portfolio	81	125	162	241	21	65	112	241
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	83	129	169	255	23	69	119	255
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class	81	125	161	239	21	65	111	239
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2	82	129	168	253	22	69	118	253

EXAMPLE: STEP-UP DEATH BENEFIT WITH E.S.P.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the expenses for the Step-Up Death Benefit with the E.S.P. option:

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I	85	137	182	281	25	77	132	281
Alliance Variable Product Series Fund, Inc.
Growth and Income Portfolio — Class B	86	139	185	288	26	79	135	288
Premier Growth Portfolio — Class B	89	150	203	323	29	90	153	323
American Variable Insurance Series
Global Growth Fund — Class 2	86	140	187	290	26	80	137	290
Growth Fund — Class 2	83	130	170	258	23	70	120	258
Growth-Income Fund — Class 2	83	129	169	255	23	69	119	255
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2	87	142	190	296	27	82	140	296
Mutual Shares Securities Fund — Class 2	87	143	191	299	27	83	141	299
Templeton Foreign Securities Fund — Class 2	88	146	196	310	28	86	146	310
Greenwich Street Series Fund
Appreciation Portfolio	84	135	178	273	24	75	128	273
Diversified Strategic Income Portfolio	84	134	177	272	24	74	127	272
Equity Index Portfolio — Class II Shares	82	129	168	254	22	69	118	254
Fundamental Value Portfolio	84	135	178	273	24	75	128	273
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares	86	139	185	288	26	79	135	288
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	83	131	172	261	23	71	122	261
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	88	147	198	314	28	87	148	314
Putnam VT Small Cap Value Fund — Class IB Shares	90	152	206	329	30	92	156	329
Putnam VT Voyager II Fund — Class IB Shares	94	163	224	363	34	103	174	363
Salomon Brothers Variable Series Fund Inc.
Capital Fund	87	141	189	295	27	81	139	295
Investors Fund	85	136	180	278	25	76	130	278
Small Cap Growth Fund	91	155	212	340	31	95	162	340
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	86	139	186	289	26	79	136	289
Smith Barney Premier Selection All Cap Growth Portfolio	86	140	187	290	26	80	137	290
The Travelers Series Trust
Equity Income Portfolio	84	135	179	275	24	75	129	275
Large Cap Portfolio	84	135	179	275	24	75	129	275
MFS Emerging Growth Portfolio	85	138	184	285	25	78	134	285
MFS Research Portfolio	86	139	185	288	26	79	135	288

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	85	136	181	279	25	76	131	279
Alliance Growth Portfolio	85	136	180	278	25	76	130	278
MFS Total Return Portfolio	85	136	181	279	25	76	131	279
Smith Barney Aggressive Growth Portfolio	85	137	181	280	25	77	131	280
Smith Barney High Income Portfolio	83	132	173	263	23	72	123	263
Smith Barney International All Cap Growth Portfolio	87	141	189	295	27	81	139	295
Smith Barney Large Cap Value Portfolio	83	132	173	263	23	72	123	263
Smith Barney Large Capitalization Growth Portfolio	84	135	178	274	24	75	128	274
Smith Barney Mid Cap Core Portfolio	86	140	187	290	26	80	137	290
Smith Barney Money Market Portfolio	82	127	165	248	22	67	115	248
Travelers Managed Income Portfolio	83	132	173	264	23	72	123	264
Van Kampen Enterprise Portfolio	84	134	176	270	24	74	126	270
Van Kampen Life Investment Trust
Emerging Growth Portfolio	84	134	177	272	24	74	127	272
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	86	138	184	286	26	78	134	286
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class	84	134	176	270	24	74	126	270
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2	85	138	183	284	25	78	133	284

EXAMPLE: STEP-UP DEATH BENEFIT WITHOUT E.S.P.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the expenses for the Step-Up Death Benefit without the E.S.P. option:

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I	83	131	172	261	23	71	122	261
Alliance Variable Product Series Fund, Inc.
Growth and Income Portfolio — Class B	84	133	175	268	24	73	125	268
Premier Growth Portfolio — Class B	87	144	193	304	27	84	143	304
American Variable Insurance Series
Global Growth Fund — Class 2	84	134	177	271	24	74	127	271
Growth Fund — Class 2	81	124	160	238	21	64	110	238
Growth-Income Fund — Class 2	81	123	159	235	21	63	109	235
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2	85	136	180	277	25	76	130	277
Mutual Shares Securities Fund — Class 2	85	137	181	280	25	77	131	280
Templeton Foreign Securities Fund — Class 2	86	140	187	290	26	80	137	290
Greenwich Street Series Fund
Appreciation Portfolio	82	129	167	252	22	69	117	252
Diversified Strategic Income Portfolio	82	128	167	251	22	68	117	251
Equity Index Portfolio - Class II Shares	80	123	158	234	20	63	108	234
Fundamental Value Portfolio	82	129	167	252	22	69	117	252
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares	84	133	175	268	24	73	125	268
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	81	125	161	240	21	65	111	240
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	86	141	189	294	26	81	139	294
Putnam VT Small Cap Value Fund — Class IB Shares	88	146	196	310	28	86	146	310
Putnam VT Voyager II Fund — Class IB Shares	92	157	214	345	32	97	164	345
Salomon Brothers Variable Series Fund Inc.
Capital Fund	85	135	179	276	25	75	129	276
Investors Fund	83	130	170	257	23	70	120	257
Small Cap Growth Fund	89	149	202	321	29	89	152	321
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	84	133	176	269	24	73	126	269
Smith Barney Premier Selection All Cap Growth Portfolio	84	134	177	271	24	74	127	271
The Travelers Series Trust
Equity Income Portfolio	82	129	168	254	22	69	118	254
Large Cap Portfolio	82	129	168	254	22	69	118	254
MFS Emerging Growth Portfolio	83	132	174	265	23	72	124	265
MFS Research Portfolio	84	133	175	268	24	73	125	268

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	83	130	170	258	23	70	120	258
Alliance Growth Portfolio	83	130	170	257	23	70	120	257
MFS Total Return Portfolio	83	130	170	258	23	70	120	258
Smith Barney Aggressive Growth Portfolio	83	131	171	260	23	71	121	260
Smith Barney High Income Portfolio	81	125	162	242	21	65	112	242
Smith Barney International All Cap Growth Portfolio	85	135	179	276	25	75	129	276
Smith Barney Large Cap Value Portfolio	81	125	162	242	21	65	112	242
Smith Barney Large Capitalization Growth Portfolio	82	129	168	253	22	69	118	253
Smith Barney Mid Cap Core Portfolio	84	134	177	271	24	74	127	271
Smith Barney Money Market Portfolio	80	121	155	227	20	61	105	227
Travelers Managed Income Portfolio	81	126	163	243	21	66	113	243
Van Kampen Enterprise Portfolio	82	128	166	249	22	68	116	249
Van Kampen Life Investment Trust
Emerging Growth Portfolio	82	128	167	251	22	68	117	251
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	84	132	174	266	24	72	124	266
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class	82	128	166	249	22	68	116	249
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2	83	132	173	264	23	72	123	264

EXAMPLE: ROLL-UP DEATH BENEFIT WITH E.S.P.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the expenses for the Roll-Up Death Benefit with the E.S.P. option:

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I	87	141	189	295	27	81	139	295
Alliance Variable Product Series Fund, Inc.
Growth and Income Portfolio — Class B	87	144	192	302	27	84	142	302
Premier Growth Portfolio — Class B	91	155	211	337	31	95	161	337
American Variable Insurance Series
Global Growth Fund — Class 2	88	144	194	305	28	84	144	305
Growth Fund — Class 2	84	135	178	274	24	75	128	274
Growth-Income Fund — Class 2	84	134	177	271	24	74	127	271
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund - Class 2	88	146	197	311	28	86	147	311
Mutual Shares Securities Fund - Class 2	88	147	198	314	28	87	148	314
Templeton Foreign Securities Fund — Class 2	90	150	204	324	30	90	154	324
Greenwich Street Series Fund
Appreciation Portfolio	86	139	185	288	26	79	135	288
Diversified Strategic Income Portfolio	86	139	185	287	26	79	135	287
Equity Index Portfolio — Class II Shares	84	134	176	270	24	74	126	270
Fundamental Value Portfolio	86	139	185	288	26	79	135	288
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares	87	144	192	302	27	84	142	302
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	85	135	179	276	25	75	129	276
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	90	152	206	328	30	92	156	328
Putnam VT Small Cap Value Fund — Class IB Shares	91	156	213	343	31	96	163	343
Putnam VT Voyager II Fund — Class IB Shares	95	167	231	377	35	107	181	377
Salomon Brothers Variable Series Fund Inc.
Capital Fund	88	146	196	310	28	86	146	310
Investors Fund	86	141	188	292	26	81	138	292
Small Cap Growth Fund	93	160	219	354	33	100	169	354
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	87	144	193	303	27	84	143	303
Smith Barney Premier Selection All Cap Growth Portfolio	88	144	194	305	28	84	144	305
The Travelers Series Trust
Equity Income Portfolio	86	140	186	290	26	80	136	290
Large Cap Portfolio	86	140	186	290	26	80	136	290
MFS Emerging Growth Portfolio	87	143	191	299	27	83	141	299
MFS Research Portfolio	87	144	192	302	27	84	142	302

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	86	141	188	293	26	81	138	293
Alliance Growth Portfolio	86	141	188	292	26	81	138	292
MFS Total Return Portfolio	86	141	188	293	26	81	138	293
Smith Barney Aggressive Growth Portfolio	86	141	189	294	26	81	139	294
Smith Barney High Income Portfolio	85	136	180	278	25	76	130	278
Smith Barney International All Cap Growth Portfolio	88	146	196	310	28	86	146	310
Smith Barney Large Cap Value Portfolio	85	136	180	278	25	76	130	278
Smith Barney Large Capitalization Growth Portfolio	86	139	186	289	26	79	136	289
Smith Barney Mid Cap Core Portfolio	88	144	194	305	28	84	144	305
Smith Barney Money Market Portfolio	83	132	173	264	23	72	123	264
Travelers Managed Income Portfolio	85	136	181	279	25	76	131	279
Van Kampen Enterprise Portfolio	85	138	184	285	25	78	134	285
Van Kampen Life Investment Trust
Emerging Growth Portfolio	86	139	185	287	26	79	135	287
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	87	143	191	300	27	83	141	300
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class	85	138	184	285	25	78	134	285
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2	87	142	191	298	27	82	141	298

EXAMPLE: ROLL-UP DEATH BENEFIT WITHOUT E.S.P.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the expenses for the Roll-Up Death Benefit without the E.S.P. option:

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I	85	135	179	276	25	75	129	276
Alliance Variable Product Series Fund, Inc.
Growth and Income Portfolio — Class B	85	138	183	283	25	78	133	283
Premier Growth Portfolio — Class B	89	149	201	319	29	89	151	319
American Variable Insurance Series
Global Growth Fund — Class 2	86	138	184	286	26	78	134	286
Growth Fund — Class 2	82	129	168	253	22	69	118	253
Growth-Income Fund — Class 2	82	128	166	250	22	68	116	250
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2	86	140	187	291	26	80	137	291
Mutual Shares Securities Fund — Class 2	86	141	189	294	26	81	139	294
Templeton Foreign Securities Fund — Class 2	88	144	194	305	28	84	144	305
Greenwich Street Series Fund
Appreciation Portfolio	84	133	175	268	24	73	125	268
Diversified Strategic Income Portfolio	84	133	175	267	24	73	125	267
Equity Index Portfolio — Class II Shares	82	128	166	249	22	68	116	249
Fundamental Value Portfolio	84	133	175	268	24	73	125	268
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares	85	138	183	283	25	78	133	283
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	83	129	169	255	23	69	119	255
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	88	146	196	309	28	86	146	309
Putnam VT Small Cap Value Fund — Class IB Shares	90	150	204	324	30	90	154	324
Putnam VT Voyager II Fund — Class IB Shares	93	161	222	359	33	101	172	359
Salomon Brothers Variable Series Fund Inc.
Capital Fund	86	140	187	290	26	80	137	290
Investors Fund	84	135	178	273	24	75	128	273
Small Cap Growth Fund	91	154	210	336	31	94	160	336
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	85	138	183	284	25	78	133	284
Smith Barney Premier Selection All Cap Growth Portfolio	86	138	184	286	26	78	134	286
The Travelers Series Trust
Equity Income Portfolio	84	134	176	270	24	74	126	270
Large Cap Portfolio	84	134	176	270	24	74	126	270
MFS Emerging Growth Portfolio	85	137	181	280	25	77	131	280
MFS Research Portfolio	85	138	183	283	25	78	133	283

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	84	135	178	274	24	75	128	274
Alliance Growth Portfolio	84	135	178	273	24	75	128	273
MFS Total Return Portfolio	84	135	178	274	24	75	128	274
Smith Barney Aggressive Growth Portfolio	84	135	179	275	24	75	129	275
Smith Barney High Income Portfolio	83	130	170	257	23	70	120	257
Smith Barney International All Cap Growth Portfolio	86	140	187	290	26	80	137	290
Smith Barney Large Cap Value Portfolio	83	130	170	257	23	70	120	257
Smith Barney Large Capitalization Growth Portfolio	84	133	176	269	24	73	126	269
Smith Barney Mid Cap Core Portfolio	86	138	184	286	26	78	134	286
Smith Barney Money Market Portfolio	81	126	163	243	21	66	113	243
Travelers Managed Income Portfolio	83	130	170	258	23	70	120	258
Van Kampen Enterprise Portfolio	83	132	174	265	23	72	124	265
Van Kampen Life Investment Trust
Emerging Growth Portfolio	84	133	175	267	24	73	125	267
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	85	137	182	281	25	77	132	281
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class	83	132	174	265	23	72	124	265
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2	85	136	181	279	25	76	131	279

CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

THE ANNUITY CONTRACT

Travelers Vintage II Variable Annuity is a contract between the contract owner ("you") and the Company. This is the prospectus - it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions contained in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one Fixed Account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account contract value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account contract value"). The contract value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the Contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

Purchase Payments

Your initial purchase payment is due and payable before the Contract becomes effective. The initial purchase payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial purchase payment less any applicable premium tax (net purchase payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Accumulation Units

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

The Variable Funding Options

You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and contract owners should not compare the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-842-8573 to request additional copies of the prospectuses.

If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser
AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund – Series I	Seeks to achieve long-term growth of capital by investing primarily in equity securities of undervalued companies. Income is a secondary objective.	AIM Advisers, Inc.
Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio – Class B	Seeks to achieve reasonable current income and reasonable opportunity for appreciation through invesments primarily in dividend-paying common stocks of good quality.	Alliance Capital Management
Premier Growth Portfolio — Class B	Seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earning momentum.	Alliance Capital Management
American Variable Insurance Series
Global Growth Fund — Class 2	Seeks capital appreciation by investing primarily in common stocks of companies located around the world.	Capital Research and Management Company
Growth Fund — Class 2	Seeks capital appreciation by investing primarily in common stocks of companies that appear to offer superior opportunities for growth and capital.	Capital Research and Management Company
Growth-Income Fund — Class 2	Seeks capital appreciation and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.	Capital Research and Management Company

Funding Option	Investment Objective	Investment Adviser/Subadviser
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2	Seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of small capitalization (small-cap) companies.	Franklin Advisers, Inc.
Mutual Shares Securities Fund — Class 2	Seeks capital appreciation. Its secondary goal is income. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria.	Franklin Mutual Advisers, LLC
Templeton Foreign Securities Fund — Class 2	Seeks long-term capital growth. The fund will invest at least 80% of its net assets in foreign securities, including emerging markets.	Templeton Investment Counsel, LLC
Greenwich Street Series Fund
Appreciation Portfolio	Seeks long term appreciation of capital.	Smith Barney Fund Management LLC (“SBFM”)
Diversified Strategic Income Portfolio	Seeks high current income	SBFM Subadviser: Smith Barney Global Capital Management, Inc.
Equity Index Portfolio — Class II Shares	Seeks investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index. The fund will hold substantially all of the stocks in the S&P 500 Index, with comparable economic sector weightings, market capitalization and liquidity.	Travelers Investment Management Co. (“TIMCO”)
Fundamental Value Portfolio	Seeks long term capital growth with current income as a secondary objective.	SBFM
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares	Seeks long-term capital growth by investing primarily in common stocks selected for their growth potential, normally investing at least 50% of its equity assets in medium-sized companies.	Janus Capital
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income instruments of varying maturities.	Pacific Investment Management Company LLC
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies outside the United States.	Putnam Investment Management, Inc. (“Putnam”)
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation. The fund seeks its goal by investing at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.	Putnam
Putnam VT Voyager II Fund — Class IB Shares	Seeks long-term growth of capital. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.	Putnam

Funding Option	Investment Objective	Investment Adviser/Subadviser
Salomon Brothers Variable Series Fund, Inc.
Capital Fund	Seeks capital appreciation, primarily through investments in common stocks which are believed to have above-average price appreciation potential and which may involve above average risk.	Salomon Brothers Asset Management (“SBAM”)
Investors Fund	Seeks long-term growth of capital, and, secondarily, current income, through investments in common stocks of well-known companies.	SBAM
Small Cap Growth Fund	Seeks long-term growth of capital by investing under normal circumstances at least 80% of its assets in equity securities of companies with market capitalizations similar to that of companies included in the Russell 2000 Growth Index.	SBAM
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	Seeks capital appreciation	SBFM
Premier Selections All Cap Growth Portfolio	Seeks long-term growth of capital.	SBFM
The Travelers Series Trust
Equity Income Portfolio	Seeks reasonable income by investing at least 80% in equity securities. The Fund normally invests primarily in income producing equities. The balance may be invested in all types of domestic and foreign securities, including bonds. The Subadviser also considers the potential for capital appreciation.	TAMIC Subadviser: Fidelity Management & Research Co (“FMR”)
Large Cap Portfolio	Seeks long-term growth of capital by investing primarily in equity securities of companies with large market capitalizations.	TAMIC Subadviser: FMR
MFS Emerging Growth Portfolio	Seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the MFS Portfolio’s investment objective.	TAMIC Subadviser: Massachusetts Financial Services (“MFS”)
MFS Research Portfolio	Seeks to provide long-term growth of capital and future income.	TAMIC Subadviser: MFS
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	Seeks capital appreciation.	Travelers Investment Adviser (“TIA”) Subadviser: AIM Capital Management Inc.
Alliance Growth Portfolio	Seeks long-term growth of capital.	TIA Subadviser: Alliance Capital Management L.P.
MFS Total Return Portfolio	(a balanced portfolio) Seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.	TIA Subadviser: MFS
Smith Barney Aggressive Growth Portfolio	Seeks long-term capital appreciation.	SBFM
Smith Barney High Income Portfolio	Seeks high current income. Capital appreciation is a secondary objective.	SBFM
Smith Barney International All Cap Growth Portfolio	Seeks total return on assets from growth of capital and income.	SBFM
Smith Barney Large Capitalization Growth Portfolio	Seeks long-term growth of capital.	SBFM

Funding Option	Investment Objective	Investment Adviser/Subadviser
Smith Barney Large Cap Value Portfolio	Seeks current income and long-term growth of income and capital.	SBFM
Smith Barney Mid Cap Core Portfolio	Seeks long-term growth of capital.	SBFM
Smith Barney Money Market Portfolio	Seeks maximum current income and preservation of capital. The fund seeks to maintain a stable $1 share price.	SBFM
Travelers Managed Income Portfolio	Seeks high current income consistent with prudent risk of capital.	TAMIC
Van Kampen Enterprise Portfolio	Seeks capital appreciation by investing in a portfolio of securities consisting principally of common stocks.	TIA Subadviser: Van Kampen Asset Management Inc. (“VKAM”)
Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class I	Seeks capital appreciation by investing primarily in common stocks of companies considered to be emerging growth companies.	VKAM
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	Seeks long-term capital growth by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap companies and related investments. Small cap companies are those with a market capitalization similar to companies in the Russell 2000 Index. Dividend income, if any, is incidental to this investment objective.	Citi Fund Management, Inc.
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class	Seeks long-term capital appreciation by investing primarily in common stocks of companies whose value the adviser believes is not fully recognized by the public.	FMR
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital and income by investing primarily in income-producing equity securities, including common stocks and convertible securities.	FMR

FIXED ACCOUNT

We offer our Fixed Account as a funding option. Please see Appendix C for more information.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

  the ability for you to make withdrawals and surrenders under the Contracts;
  the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners, the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);
  administration of the annuity options available under the Contracts; and
  the distribution of various reports to contract owners.

Costs and expenses we incur include:

  losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts, sales and marketing expenses including commission payments to your registered representative, and other costs of doing business.

Risks we assume include:

  that annuitants may live longer than estimated when the annuity factors under the Contracts were established;
  that the amount of the death benefit will be greater than the contract value, and that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Withdrawal Charge

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge will apply if purchase payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the purchase payment withdrawn as follows:

Years Since Purchase Payment Made	Withdrawal Charge
0-1	6%
2	6%
3	6%
4	5%
5	5%
6	4%
7	3%
8 and over	0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

(a)	any purchase payment to which no withdrawal charge applies then;

(b)	any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then;

(c)	any remaining purchase payment to which a withdrawal charge applies (on a first-in, first-out basis), then;

(d)	any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if purchase payments are distributed:

    due to the death of the contract owner or the annuitant (with no contingent annuitant surviving);
    if a lifetime annuity payout has begun;
    under the Managed Distribution Program;
    if after the first contract year, you elect annuity payments for a fixed period of at least five years.
    if amounts withdrawn under this Contract are applied to other Contract(s) issued by us or our affiliates (subject to our approval).

Free Withdrawal Allowance

Beginning in the second contract year, you may withdraw up to 15% of the contract value annually. We calculate the available withdrawal amount as of the end of the previous contract year. If you have purchase payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total of all purchase payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce purchase payments no longer subject to a withdrawal charge. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. In addition, if you have enrolled in our systematic withdrawal program, you may withdraw up to 15% of the contract value in the first contract year without incurring a withdrawal charge.

Transfer Charge

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

Administrative Charges

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August.

This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

             (1)   from the distribution of death proceeds;

             (2)   after an annuity payout has begun; or

             (3)   if the contract value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called “sub-account administrative charge”) on each business day from amounts allocated to the variable funding options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options, and is reflected in our accumulation and annuity unit value calculations.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.15% annually. If you choose the Step-Up Death Benefit, the M&E charge is 1.25% annually. If you choose the Roll-Up Death Benefit, the M&E charge is 1.40% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

E.S.P. Charge

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the variable funding options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option.

Variable Liquidity Benefit Charge

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 6% of the amounts withdrawn. Please refer to “The Annuity Period” for a description of this benefit.

Variable Funding Option Expenses

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your contract value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

TRANSFERS

Up to 30 days before the maturity date, you may transfer all or part of the contract value between variable funding options. Please note that the contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

1.	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage contract owners. In making this determination, we will consider, among other things, the following factors:

  the total dollar amount being transferred;
  the number of transfers you made within the previous three months;
  whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
  whether your transfers are part of a group of transfers made by a third party on behalf of the individual contract owners in the group.
2.	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things:

  reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Future Modifications. We will continue to monitor the transfer activity occurring among the variable funding options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all contract owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of contract owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We reserve the right to charge a $10.00 fee for any transfer request which exceeds twelve per year. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program or a rebalancing program.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the maturity date, you may make transfers only if allowed by your contract or with our consent. These restrictions are subject to any state law requirements.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more accumulation units in a funding option if the value per unit is low and will purchase fewer accumulation units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through written request or other method acceptable to us. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to contract owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your contract value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent purchase payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

ACCESS TO YOUR MONEY

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the cash surrender value as of the close of business after we receive your surrender request at our Home Office. The cash surrender value may be more or less than the purchase payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the variable funding options, we may defer payment of any cash surrender value for a period of up to five business days after the written request is received. For amounts allocated to the fixed account, we may defer payment of any cash surrender value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

Systematic Withdrawals

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form we provide. We will surrender accumulation units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

Managed Distribution Program. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 ½. (See “Federal Tax Considerations.”) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

Loans

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified Contracts. You have sole power during the annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional purchase payments.

Joint Owner. For nonqualified Contracts only, you may name joint owners (e.g., spouses) in a written request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

Beneficiary

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the variable funding options or the Fixed Account, as most recently elected by the contract owner, until the death report date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

Annuitant

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. You may not change the annuitant after your Contract is in effect.

Contingent Annuitant

You may name one individual as a contingent annuitant. A contingent annuitant may not be changed, deleted or added to the Contract after the contract date. If the annuitant who is not the owner dies prior to the maturity date, and the contingent annuitant is still living;

  the death benefit will not be payable upon the annuitant's death the contingent annuitant becomes the annuitant
  all other rights and benefits will continue in effect

When a contingent annuitant becomes the annuitant, the maturity date remains the same as previously in effect.

If the annuitant is also the owner, then a death benefit is paid to the beneficiary regardless of whether there is a contingent annuitant.

DEATH BENEFIT

Before the maturity date, generally, a death benefit is payable when either the annuitant or a contract owner dies. At purchase, you elect either the Standard Death Benefit, the Step-Up Benefit (also referred to as the “Annual Step-Up”) or the Roll-Up Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance. (“death report date”).

Three different types of death benefits are available under the Contract prior to the maturity date:

    Standard Death Benefit
    Annual Step-Up Death Benefit
    Roll-Up Death Benefit

The Annual Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions.

For all death benefits, we must be notified of the annuitant’s death no later than six months from the date of death in order to pay the death proceeds as described under “Death Proceeds Before the Maturity Date.” If we are notified more than six months after the death, we will pay death proceeds equal to the contract value on the death report date, less any applicable premium tax, prior withdrawals and/or outstanding loans.

Note: If the owner dies before the annuitant, the death benefit is recalculated, replacing all references to “annuitant” with “owner.”

Death Proceeds Before the Maturity Date

Standard Death Benefit

Age at time of Death	Death Benefit
If annuitant was younger than age 76 on the contract date, the death benefit will be the greatest of	the contract value;
the total purchase payments made under the Contract; or
the Step-Up Value, if any, as described below.

If annuitant was age 76 through 80 on the contract date, the death benefit will be the greater of	the contract value; or
the total purchase payments made under the Contract
If annuitant was age 81 or older on the contract date, the death benefit will be	the contract value

Step-Up Value (Standard Death Benefit)

The Step-Up Value for the standard death benefit depends on the annuitant’s age on the contract date as follows:

If Annuitant Was Younger Than Age 68 on the Contract Date

We will establish a Step-Up Value on the seventh contract date anniversary (provided it is on or before the death report date). The initial Step-Up Value equals the contract value on that anniversary. Whenever a purchase payment is made, we will increase the Step-Up Value by the amount of that purchase payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. On each contract date anniversary that occurs before the annuitant’s 76th birthday and before the annuitant’s death, if the contract value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the contract value on that date. If the Step-Up Value is greater than the contract value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the annuitant’s 76th birthday will be those related to additional purchase payments or withdrawals as described below. If the death report date is before the seventh contract date anniversary, there is no Step-Up Value.

If Annuitant Was Age 68 through 75 on the Contract Date

We will establish a Step-Up Value on the seventh contract date anniversary (provided it is before the death report date). The Step-Up Value will equal the contract value on that anniversary. Whenever a purchase payment is made, we will increase the Step-Up Value by the amount of that purchase payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the seventh contract date anniversary will be those related to additional purchase payments or withdrawals as described below. If the death report date is before the seventh contract date anniversary, there is no Step-Up Value.

Partial Surrender Reduction. If you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction which equals (1) the Step-Up Value in effect immediately before the reduction for partial surrender, multiplied by (2) the amount of the partial surrender, divided by (3) the contract value before the surrender. See the example of the partial surrender reduction below.

Annual Step-Up Death Benefit

(not available when either the annuitant or owner is age 76 or older on the contract date)

The death benefit will be the greatest of:	the contract value;
the total purchase payments made under this Contract; or
the Step-Up Value, if any, as described below

Roll-Up Death Benefit

(not available when either the annuitant or owner is age 76 or older on the contract date)

Age on Contract Date	Death Benefit
If the annuitant dies before age 80, the death benefit will be the greatest of:	the contract value;
the Roll-Up Death Benefit Value (as described below); or
the Step-Up Value, if any, as described below

If the annuitant dies on or after age 80, the death benefit will be the greatest of:	the contract value;
the Roll-Up Death Benefit Value (as described below) on the annuitant’s 80th birthday, plus any additional purchase payments and minus any partial surrender reductions (as described below) that occur after the annuitant’s 80th birthday; or
the Step-Up Value, if any, as described below

Step-Up Value (for Annual Step-Up and Roll-Up Death Benefits)

The Step-Up Value will initially equal the contract value on the first anniversary. Whenever you make an additional purchase payment, we will increase the Step-Up Value by the amount of that purchase payment. Whenever you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction as described below. On each contract date anniversary that occurs before the annuitant’s 80th birthday and before the annuitant’s death, if the contract value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the contract value on that date. If the Step-Up Value is greater than the contract value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the annuitant’s 80th birthday will be those related to additional purchase payments or withdrawals as described below. If the death report date is before the first contract date anniversary, there is no Step-Up Value.

Roll-Up Death Benefit Value

On the contract date, the Roll-Up Death Benefit Value is equal to the purchase payment. On each contract date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

             a)   is the Roll-Up Death Benefit Value as of the previous contract date anniversary

             b)   is any purchase payment made during the previous contract year

             c)   is any partial surrender reduction (as described below) during the previous contract year.

On dates other than the contract date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

             a)   is the Roll-Up Death Benefit Value as of the previous contract date anniversary

             b)   is any purchase payment made since the previous contract date anniversary

             c)   is any partial surrender reduction (as described below) since the previous contract date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all purchase payments and all partial surrender reductions (as described below).

Partial Surrender Reduction (for Annual Step-Up and Roll-Up Death Benefits). The partial surrender reduction equals (1) the death benefit value (standard, step-up or roll-up value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the contract value before the surrender.

For example, assume your current contract value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

             50,000 x (10,000/55,000) = 9,090

Your new Step-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

             50,000 x (10,000/30,000) = 16,666

Your new Step-Up Value would be 50,000-16,666, or $33,334.

Enhanced Stepped-Up Provision ("E.S.P."). (This provision is not available to a customer when either the annuitant or owner is age 76 or older on the rider effective date.)

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the death report date will equal the death benefit described above plus the greater of zero or the following amount:

If the annuitant is younger than age 70 on the rider effective date, 40% of the lesser of: (1) 200% of the modified purchase payments excluding purchase payments that are both received after the first rider effective date anniversary and within 12 months of the death report date, or (2) your contract value minus the modified purchase payments, calculated as of the death report date; or

If the annuitant is between the ages of 70 and 75 on the rider effective date, 25% of the lesser of: (1) 200% of the modified purchase payments excluding purchase payments that are both received after the first rider effective date anniversary and within 12 months of the death report date, or (2) your contract value minus the modified purchase payments, calculated as of the death report date.

The initial modified purchase payment is equal to the contract value as of the rider effective date. Whenever a purchase payment is made after the rider effective date, the modified purchase payment(s) are increased by the amount of the purchase payment. Whenever a partial surrender is taken after the rider effective date, the modified purchase payment(s) are reduced by a partial surrender reduction as described below.

The partial surrender reduction is equal to: (1) the modified purchase payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the contract value immediately prior to the partial surrender.

For example, assume your current modified purchase payment is $50,000 and that your current contract value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified purchase payment as follows:

   50,000 X (10,000/55,000) = 9,090

You new modified purchase payment would be $50,000 - $9,090 = 40,910

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your current modified purchase payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified purchase payment as follows:

   50,000 X (10,000/30,000) = 16,666

Your new modified purchase payment would be 50,000 - 16,666 = $33,334

Payment of Proceeds

We describe the process of paying death benefit proceeds before the maturity date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Owner (who is not the annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless, the beneficiary elects to continue the contract rather than receive the distribution.	Yes

Owner (who is the annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless, the beneficiary elects to continue the contract rather than receive the distribution.	Yes

Non-spousal Joint Owner (who is not the annuitant)	The surviving joint owner.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Non-spousal Joint Owner (who is the annuitant)	The beneficiary (ies), or, if none, to the surviving joint owner.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes
Spousal Joint Owner (who is not the annuitant)	The surviving joint owner.	Unless the spouse elects to continue the Contract.	Yes
Spousal Joint Owner (who is the annuitant)	The beneficiary (ies), or, if none, to the surviving joint owner.	Unless the spouse elects to continue the contract.

		A spouse who is not the beneficiary may decline to receive the proceeds and instruct the Company to pay the beneficiary, who may elect to continue the Contract.	Yes

Annuitant (who is not the contract owner)	The beneficiary (ies), or if none, to the contract owner.	Unless, where there is no contingent annuitant, the beneficiary elects to continue the contract rather than receive the distribution.

		Or, unless there is a contingent annuitant. Then, the contingent annuitant becomes the annuitant and the contract continues in effect (generally using the original maturity date). The proceeds will then be paid upon the death of the contingent annuitant or owner.	Yes

Annuitant (who is the contract owner)	See death of “owner who is the annuitant” above.		Yes

Annuitant (where owner is a non-natural person/trust)	The beneficiary (ies) (e.g. the trust) or if none, to the owner.		Yes (Death of annuitant is treated as death of the owner in these circumstances.)

Contingent Annuitant (assuming annuitant is still alive)	No death proceeds are payable; contract continues.		N/A

Beneficiary	No death proceeds are payable; contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; contract continues.		N/A

______________

*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. If mandatory distributions have begun, the 5 year payout option is not available.

Spousal Contract Continuance (Subject to Availability - Does Not Apply if a Non-Spouse is a Joint Owner)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the annuitant and your spouse elects to continue the Contract, your spouse will be named the annuitant as of the death report date.

If your spouse elects to continue the Contract as contract owner, the death benefit will be calculated as of the death report date. If the contract value is less than the calculated death benefit, the contract value will be increased to equal the death benefit. This amount is referred to as the adjusted contract value. Any difference between the contract value and the adjusted contract value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the death report date.

Any premium paid before the death report date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase payments made to the Contract after the death report date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the death report date as if your spouse had purchased the Contract with the adjusted contract value on the death report date. This spousal contract continuance is available only once for each Contract.

Qualified Contracts

Before the Maturity Date, Upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply (See * Above)

Owner / Annuitant	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes

Beneficiary	No death proceeds are payable; contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; contract continues.		N/A

Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries)

If you die before the maturity date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the death report date, (more than $1,000,000 is subject to home office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the death report date. The initial contract value of the continued contract (the "adjusted contract value") will equal the greater of the contract value or the death benefit calculated on the death report date and will be allocated to the funding options in the same proportion as prior to the death report date.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

  transfer ownership
  take a loan
  make additional purchase payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the death report date without a withdrawal charge. All other fees and charges applicable to the original contract will also apply to the continued contract. The E.S.P. option is not available to beneficiaries who have continued the Contract under this provision. All benefits and features of the continued contract will be based on the beneficiary's age on the death report date as if the beneficiary had purchased the Contract with the adjusted contract value on the death report date.

Planned Death Benefit

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

  through an annuity for life or a period that does not exceed the beneficiary's life expectancy; or
  under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive due proof of death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make annuity payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

Death Proceeds after the Maturity Date

If any contract owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

THE ANNUITY PERIOD

Maturity Date

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity payments will begin on the maturity date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed period or fixed amount. We may require proof that the annuitant is alive before we make annuity payments. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the maturity date will be the annuitant’s 95th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original maturity date, you may elect to extend the maturity date to any time prior to the annuitant’s 95th birthday or to a later date with our consent. You may use certain annuity options taken at the maturity date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with certain qualified Contracts upon either the later of the contract owner’s attainment of age 70 ½ or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

Allocation of Annuity

You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your cash surrender value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which we will determine annuity payments. (See “Transfers.”)

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payments will decrease. However, if the annualized investment performance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

Fixed Annuity

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under “Variable Annuity,” except that the amount we apply to begin the annuity will be your cash surrender value as of the date annuity payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

PAYMENT OPTIONS

Election of Options

While the annuitant is alive, you can change your annuity option selection any time up to the maturity date. Once annuity payments have begun, no further elections are allowed.

During the annuitant’s lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

Annuity Options

Subject to the conditions described in “Election of Options” above, we may pay all or any part of the cash surrender value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 — Life Annuity — No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 — Payments for a Fixed Period. We will make periodic payments for the period selected.

Variable Liquidity Benefit

This benefit is only offered with Variable Annuity Options (as described in the Settlement Provisions of the Contract) for Fixed Period Option only payments, without Life Contingency.

At any time after annuitization and before death, the contract owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is the Assumed (Daily) Net Investment Factor used to calculate the annuity payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

You may return the Contract for a full refund of the contract value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) within ten days after you receive it (the “right to return period”). You bear the investment risk of investing in the variable funding options during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, we will refund your purchase payment in full; during the remainder of the right to return period, we will refund the contract value (including charges).

We will determine the contract value following the close of the business day on which we receive your Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

Termination

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your contract value as of that date is less than $2,000 and you have not made purchase payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the cash surrender value less any applicable taxes.

Required Reports

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

THE SEPARATE ACCOUNTS

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s variable funding options. We may advertise the “standardized average annual total returns” of the variable funding option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special tax and withholding rules under the Code. In addition, annuity payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (“Code”) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Types of Contracts: Qualified or Nonqualified

If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a qualified Contract. Some examples of qualified Contracts are: IRAs, 403(b) annuities established by public school systems or certain tax-exempt organizations, corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as nonqualified.

Nonqualified Annuity Contracts

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See “Penalty Tax for Premature Distributions” below.) There is income in the Contract to the extent the contract value exceeds your investment in the Contract. The investment in the Contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have consequences in the year taken.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

Puerto Rico Tax Considerations

The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. Similarly, the amount of income on annuity distributions (payable over your lifetime) is calculated differently. Since Puerto Rico residents are also subject to U.S. tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or a proposed distribution.

Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other qualified Contracts. There are special rules which govern the taxation of qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

Note to participants in qualified plans including 401(k), 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Please consult your employer or tax advisor regarding this issue.

Penalty Tax for Premature Distributions

For both qualified and nonqualified contracts, taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans. This is in addition to any penalites which may apply under your Contract.

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity Contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

Mandatory Distributions For Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement.

Minimum Distributions For Beneficiaries When a death benefit becomes due upon the death of the owner and/or annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

OTHER INFORMATION

The Insurance Companies

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Tower Square, Hartford, Connecticut 06183.

Financial Statements

The financial statements for the Company and its separate account are located in the Statement of Additional Information.

Distribution of Variable Annuity Contracts

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 8% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

Conformity with State and Federal Laws

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

Voting Rights

The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from contract owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to contract owners.

Legal Proceedings and Opinions

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

There are no pending legal proceedings affecting either Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the applicable Contract.

Appendix A
Condensed Financial Information

TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

	Year Ended December 31, 2001			Year Ended December 31, 2000

Portfolio Name	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up

AIM Variable Insurance Funds, Inc.
AIM V.I. Value Fund (1)
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.886	0.885	0.884	—	—	—
Number of units outstanding at end of year	58,685	71,928	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.908	0.907	0.907	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Alliance Variable Product Series Fund
Premier Growth Portfolio Class B (2/00)
Unit Value at beginning of year	0.926	0.925	0.924	1.127	1.127	1.127
Unit Value at end of year	0.755	0.753	0.751	0.926	0.925	0.924
Number of units outstanding at end of year	502,272	762,941	37,053	298,973	366,949	37,068
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.886	0.886	0.885	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
American Variable Insurance Series
Global Growth Fund — Class 2 (2/00)
Unit Value at beginning of year	0.970	0.969	0.967	1.211	1.211	1.210
Unit Value at end of year	0.821	0.819	0.817	0.970	0.969	0.967
Number of units outstanding at end of year	396,132	391,475	41,734	219,232	200,090	31,450
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.894	0.893	0.893	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Growth Fund — Class 2 (2/00)
Unit Value at beginning of year	1.204	1.202	1.200	1.167	1.167	1.167
Unit Value at end of year	0.972	0.970	0.967	1.204	1.202	1.200
Number of units outstanding at end of year	610,536	842,658	20,474	139,836	256,201	9,891
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.872	0.872	0.871	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Growth-Income Fund — Class 2 (2/00)
Unit Value at beginning of year	1.107	1.106	1.104	1.039	1.039	1.039
Unit Value at end of year	1.121	1.119	1.115	1.107	1.106	1.104
Number of units outstanding at end of year	1,049,824	986,465	—	197,664	137,847	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.958	0.958	0.957	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—

Appendix A
Condensed Financial Information

TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended December 31, 2001			Year Ended December 31, 2000

Portfolio Name	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund Class 2 (2/00)
Unit Value at beginning of year	1.001	1.000	0.998	1.215	1.215	1.215
Unit Value at end of year	0.837	0.836	0.833	1.001	1.000	0.998
Number of units outstanding at end of year	116,704	176,530	—	64,153	121,667	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.931	0.930	0.929	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Templeton International Securities Fund Class 2 (2/00)
Unit Value at beginning of year	1.074	1.073	1.071	1.115	1.115	1.114
Unit Value at end of year	0.891	0.889	0.886	1.074	1.073	1.071
Number of units outstanding at end of year	228,595	227,440	13,265	33,594	95,658	11,090
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.895	0.894	0.894
Number of units outstanding at end of year	—	—	—	—	—	—
Greenwich Street Series Fund
Appreciation Portfolio (6/00)
Unit Value at beginning of year	1.026	1.025	1.024	1.044	1.044	1.044
Unit Value at end of year	0.973	0.971	0.968	1.026	1.025	1.024
Number of units outstanding at end of year	386,946	440,930	—	190,206	51,606	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.939	0.938	0.937	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Diversified Strategic Income Portfolio (7/00)
Unit Value at beginning of year	1.014	1.013	1.011	0.999	0.999	0.999
Unit Value at end of year	1.032	1.030	1.027	1.014	1.013	1.011
Number of units outstanding at end of year	306,470	439,990	—	17,824	114,166	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.996	0.996	0.995	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Equity Index Portfolio Class II (6/00)
Unit Value at beginning of year	0.955	0.954	0.952	1.067	1.067	1.067
Unit Value at end of year	0.826	0.824	.0822	0.955	0.954	0.952
Number of units outstanding at end of year	111,597	174,860	6,152	27,831	51,515	6,152
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.913	0.912	0.912	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—

Appendix A
Condensed Financial Information

TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended December 31, 2001			Year Ended December 31, 2000

Portfolio Name	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up

Fundamental Value Portfolio (6/00)(2)
Unit Value at beginning of year	1.234	1.232	1.230	1.037	1.037	1.037
Unit Value at end of year	1.153	1.151	1.147	1.234	1.232	1.230
Number of units outstanding at end of year	588,600	369,495	20,828	146,610	85,114	16,815
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.916	0.916	0.915	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (5/00)
Unit Value at beginning of year	0.674	0.674	0.673	1.000	1.000	1.000
Unit Value at end of year	0.402	0.401	0.400	0.674	0.674	0.673
Number of units outstanding at end of year	127,433	485,683	6,578	57,556	369,120	6,578
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.786	0.785	0.785	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
PIMCO Variable Insurance Trust
Total Return Bond Fund
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	1.054	1.053	1.052	—	—	—
Number of units outstanding at end of year	142,080	469,808	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	1.042	1.042	1.041	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Putnam Variable Trust
Putnam VT International Growth Fund Class IB Shares
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.858	0.857	0.856	—	—	—
Number of units outstanding at end of year	4,131	11,070	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.898	0.897	0.897	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—

Appendix A
Condensed Financial Information

TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended December 31, 2001			Year Ended December 31, 2000

Portfolio Name	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up

Putnam VT Small ValueFund – Class IB Shares
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	1.089	1.088	1.087	—	—	—
Number of units outstanding at end of year	27,156	4,610	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	1.030	1.029	1.029	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Putnam VT Voyager II Fund – Class IB Shares
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.806	0.806	0.805	—	—	—
Number of units outstanding at end of year	1,568	11,858	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.814	0.814	0.813	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Salomon Brothers Variable Series Fund, Inc.
Capital Fund (6/00)
Unit Value at beginning of year	1.205	1.204	1.202	1.033	1.033	1.033
Unit Value at end of year	1.212	1.210	1.206	1.205	1.204	1.202
Number of units outstanding at end of year	196,939	220,176	—	56,658	22,319	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.941	0.941	0.940	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Investors Fund(3)
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	1.108	1.106	1.102	—	—	—
Number of units outstanding at end of year	51,941	94,552	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.931	0.930	0.929	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Small Cap Growth Fund (3/00)
Unit Value at beginning of year	1.315	1.314	1.312	1.141	1.141	1.141
Unit Value at end of year	1.204	1.202	1.198	1.315	1.314	1.312
Number of units outstanding at end of year	1,034	89,647	—	—	6,517	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.934	0.933	0.933	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—

Appendix A
Condensed Financial Information

TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended December 31, 2001			Year Ended December 31, 2000

Portfolio Name	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up

Smith Barney Large Cap Core Portfolio
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.894	0.894	0.893	—	—	—
Number of units outstanding at end of year	1,370	2,000	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.900	0.899	0.898	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Smith Barney Premier Selections All Cap Growth Portfolio
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.895	0.894	.0894	—	—	—
Number of units outstanding at end of year...................................................	—	36,621	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.911	0.911	0.910	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
The Travelers Series Trust
Equity Income Portfolio (10/00)
Unit Value at beginning of year	1.092	1.090	1.089	1.013	1.013	1.013
Unit Value at end of year	1.006	1.004	1.001	1.092	1.090	1.089
Number of units outstanding at end of year	137,176	287,548	7,274	16,525	54,202	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.938	0.937	0.936	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Large Cap Portfolio (6/00)
Unit Value at beginning of year	0.900	0.899	0.897	1.066	1.065	1.065
Unit Value at end of year	0.734	0.732	0.730	0.900	0.899	0.897
Number of units outstanding at end of year	165,937	125,941	16,878	60,766	77,498	16,886
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.881	0.881	0.880	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—

Appendix A
Condensed Financial Information

TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended December 31, 2001			Year Ended December 31, 2000

Portfolio Name	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up

MFS Emerging Growth Portfolio (2/00)
Unit Value at beginning of year	1.130	1.128	1.126	1.433	1.433	1.432
Unit Value at end of year	0.712	0.710	0.708	1.130	1.128	1.126
Number of units outstanding at end of year	121,516	368,641	17,697	97,130	187,714	17,705
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.836	0.836	0.835	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
MFS Research Portfolio (6/00)
Unit Value at beginning of year	0.989	0.988	0.986	1.061	1.061	1.061
Unit Value at end of year	0.757	.0755	0.753	0.989	0.988	0.986
Number of units outstanding at end of year	161,626	230,322	—	101,243	93,590	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.864	0.864	0.863	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.865	0.864	0.863	—	—	—
Number of units outstanding at end of year	1,154	19,584	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.883	0.883	0.882	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Alliance Growth Portfolio (6/00)
Unit Value at beginning of year	0.914	0.913	0.911	1.132	1.132	1.132
Unit Value at end of year	0.782	0.780	0.777	0.914	0.913	0.911
Number of units outstanding at end of year	284,838	233,026	48,566	202,439	501,860	37,107
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.850	0.850	0.849	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—

Appendix A
Condensed Financial Information

TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended December 31, 2001			Year Ended December 31, 2000

Portfolio Name	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up

MFS Total Return Portfolio (7/00)
Unit Value at beginning of year	1.150	1.149	1.147	0.999	0.999	0.999
Unit Value at end of year	1.135	1.133	1.129	1.150	1.149	1.147
Number of units outstanding at end of year	445,508	1,309,212	—	202,359	147,036	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.975	0.974	0.973	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Smith Barney Aggressive Growth Portfolio (3/00)
Unit Value at beginning of year	1.382	1.381	1.378	1.210	1.210	1.209
Unit Value at end of year	1.309	1.306	1.302	1.382	1.381	1.378
Number of units outstanding at end of year	452,646	1,814,521	6,781	164,358	863,349	4,445
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.913	0.913	0.912	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Smith Barney High Income Portfolio (8/00)
Unit Value at beginning of year	0.922	0.921	0.920	1.016	1.016	1.016
Unit Value at end of year	0.876	0.874	0.872	0.922	0.921	0.920
Number of units outstanding at end of year	489,304	295,957	—	1,807	208,981	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.932	0.932	0.931	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Smith Barney International All Cap Growth Portfolio (3/00)
Unit Value at beginning of year	0.908	0.907	0.905	1.207	1.206	1.206
Unit Value at end of year	0.617	0.615	0.613	0.908	0.907	0.905
Number of units outstanding at end of year	83,173	258,565	—	47,399	95,590	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.828	0.827	0.827	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—

Appendix A
Condensed Financial Information

TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended December 31, 2001			Year Ended December 31, 2000

Portfolio Name	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up

Smith Barney Large Capitalization Growth Portfolio (2/00)
Unit Value at beginning of year	1.001	1.000	0.998	1.090	1.090	1.090
Unit Value at end of year	0.865	0.863	0.860	1.001	1.000	0.998
Number of units outstanding at end of year	517,862	730,193	16,933	282,561	309,116	16,933
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.923	0.923	0.922	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Smith Barney Large Cap Value Portfolio (6/00)
Unit Value at beginning of year	1.076	1.075	1.073	0.964	0.964	0.964
Unit Value at beginning of year	0.975	0.973	0.970	1.076	1.075	1.073
Number of units outstanding at end of year	384,096	435,964	9,369	314,048	185,910	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at beginning of year	0.908	0.907	0.906	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Smith Barney Mid Cap Core Portfolio (4/00)
Unit Value at beginning of year	1.364	1.362	1.360	1.172	1.171	1.171
Unit Value at end of year	1.211	1.209	1.205	1.364	1.362	1.360
Number of units outstanding at end of year	191,466	307,340	12,948	64,859	110,509	11,658
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at beginning of year	0.929	0.928	0.927	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Smith Barney Money Market Portfolio (2/00)
Unit Value at beginning of year	1.053	1.052	1.050	1.006	1.006	1.005
Unit Value at end of year	1.078	1.075	1.072	1.053	1.052	1.050
Number of units outstanding at end of year	148,566	707,397	952	64,613	511,377	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	1.007	1.006	1.005	—	—	—
Number of units outstanding at end of year	—	58,410	—	—	—	—

Appendix A
Condensed Financial Information

TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended December 31, 2001			Year Ended December 31, 2000

Portfolio Name	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up

Travelers Managed Income Portfolio (7/00)
Unit Value at beginning of year	1.059	1.057	1.056	0.994	0.994	0.994
Unit Value at end of year	1.115	1.113	1.109	1.059	1.057	1.056
Number of units outstanding at end of year	188,214	434,221	—	29,625	137,038	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	1.008	1.007	1.007	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Van Kampen Enterprise Portfolio (4/00)
Unit Value at beginning of year	0.964	0.963	0.962	1.145	1.145	1.144
Unit Value at end of year	0.750	0.748	0.746	0.964	0.963	0.962
Number of units outstanding at end of year	49,390	73,520	16,758	39,955	76,229	16,759
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.923	0.923	0.922	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Van Kampen Life Investment Trust
Emerging Growth Portfolio (2/00)
Unit Value at beginning of year	1.193	1.191	1.189	1.345	1.344	1.344
Unit Value at end of year	0.806	0.805	0.802	1.193	1.191	1.189
Number of units outstanding at end of year	196,978	409,824	8,488	115,899	272,783	8,492
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.846	0.846	0.845	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—

Appendix A
Condensed Financial Information

TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended December 31, 2001			Year Ended December 31, 2000

Portfolio Name	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.946	0.945	0.944	—	—	—
Number of units outstanding at end of year	—	25,867	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.937	0.936	0.935	—		—
Number of units outstanding at end of year	—	—	—	—	—	—
Variable Insurance Products Fund II
Contrafund Portfolio — Service Class (5/00)
Unit Value at beginning of year	1.048	1.047	10.45	1.138	1.138	1.138
Unit Value at end of year	0.907	0.905	0.902	1.048	1.047	1.045
Number of units outstanding at end of year	53,627	339,996	5,854	22,930	169,553	5,854
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.943	0.943	0.942	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—

The financial statements of Separate Account Nine and the consolidated financial statements of The Travelers Insurance Company and subsidiaries are contained in the SAI. The date indicated next to each funding option's name reflects the date money first came into the funding option through the Separate Account. Funds not listed had no amounts allocated to them or were not yet available as of December 31, 2001.

(1)	Effective May 1, 2002, the Fund’s name has changed to AIM V.I. Premier Equity Fund.

(2)	Formerly – Greenwich Street Series Trust: Total Return Portfolio.

(3)	In 2001, as the result of a merger, Investors Fund acquired all the assets and stated liabilities of The Travelers Series Trust: Strategic Stock Portfolio and The Travelers Series Trust: Jurika and Voyles Core Equity Portfolio.

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

	Year Ended December 31, 2001			Year Ended December 31, 2000			Period from October 14, 1999 (effective date) to December 31, 1999

Portfolio Name	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up

AIM Variable Insurance Funds, Inc.
AIM V.I. Value Fund(1)
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.886	0.885	0.884	—	—	—	—		—
Number of units outstanding at end of year	44,481	71,853	82,267	—	—	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.908	0.907	0.907	—	—	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—	—	—	—
Alliance Variable Product Series Fund
Premier Growth Portfolio Class B (11/99)
Unit Value at beginning of year	0.926	0.925	0.924	1.127	1.127	1.127	1.000	1.000	1.000
Unit Value at end of year	0.755	0.753	0.751	0.926	0.925	0.924	1.127	1.127	1.127
Number of units outstanding at end of year	5,706,327	4,716,899	1,490,271	4,292,514	4,449,229	1,121,509	98,377	314,797	99,866
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.886	0.886	0.885	—	—	—	—	—	—
Number of units outstanding at end of year	19,131	10,142	—	—	—	—	—	—	—

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended December 31, 2001			Year Ended December 31, 2000			Period from October 14, 1999 (effective date) to December 31, 1999

Portfolio Name	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up

American Variable Insurance Series
Global Growth Fund — Class 2 (11/99)
Unit Value at beginning of year	0.970	0.969	0.967	1.211	1.211	1.210	1.000	1.000	1.000
Unit Value at end of year	0.821	0.819	0.817	0.970	0.969	0.967	1.211	1.211	1.210
Number of units outstanding at end of year	3,848,239	6,260,916	979,507	3,249,644	3,140,876	894,278	123,540	316,138	45,911
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	.0894	.0893	0.893	—	—	—	—	—	—
Number of units outstanding at end of year	—	—	24,696	—	—	—	—	—	—
Growth Fund — Class 2 (11/99)
Unit Value at beginning of year	1.204	1.202	1.200	1.167	1.167	1.167	1.000	1.000	1.000
Unit Value at end of year	0.972	0.970	0.967	1.204	1.202	1.200	1.167	1.167	1.167
Number of units outstanding at end of year	8,538,250	6,922,537	2,760,602	6,160,677	4,692,324	2,103,315	1,134,441	477,335	131,798
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.872	0.872	0.871	—	—	—	—	—	—
Number of units outstanding at end of year	43,592	66,167	140,369	—	—	—	—	—	—
Growth—Income Fund — Class 2 (11/99)
Unit Value at beginning of year	1.107	1.106	1.104	1.039	1.039	1.039	1.000	1.000	1.000
Unit Value at end of year	1.121	1.119	1.115	1.107	1.106	1.104	1.039	1.039	1.039
Number of units outstanding at end of year	7,396,792	6,852,256	1,629,102	4,257,325	2,375,657	898,869	46,596	174,106	303,426
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.958	0.958	0.957	—	—	—	—	—	—
Number of units outstanding at end of year	282,886	10,234	115,327	—	—	—	—	—	—

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended December 31, 2001			Year Ended December 31, 2000			Period from October 14, 1999 (effective date) to December 31, 1999

Portfolio Name	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Investments Fund Class 2 (11/99)
Unit Value at beginning of year	1.001	1.000	0.998	1.215	1.215	1.215	1.000	1.000	1.000
Unit Value at end of year	0.837	0.836	0.833	1.001	1.000	0.998	1.215	1.215	1.215
Number of units outstanding at end of year	2,212,535	1,766,010	712,665	1,777,941	1,131,242	613,514	549,437	167,294	113,599
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.931	0.930	0.929	—	—	—	—	—	—
Number of units outstanding at end of year	8,988	1,505	63,749	—	—	—	—	—	—
Templeton International Securities Fund Class 2 (11/99)
Unit Value at beginning of year	1.074	1.073	1.071	1.115	1.115	1.114	1.000	1.000	1.000
Unit Value at end of year	0.891	0.889	0.886	1.074	1.073	1.071	1.115	1.115	1.114
Number of units outstanding at end of year	2,087,895	1,396,919	644,881	1,545,764	720,927	417,144	53,095	121,036	68,217
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.895	0.894	0.894	—	—	—	—	—	—
Number of units outstanding at end of year	8,848	—	142,176	—	—	—	—	—	—
Greenwich Street Series Fund
Appreciation Portfolio (11/99)
Unit Value at beginning of year	1.026	1.025	1.024	1.044	1.044	1.044	1.000	1.000	1.000
Unit Value at end of year	0.973	0.971	0.968	1.026	1.025	1.024	1.044	1.044	1.044
Number of units outstanding at end of year	2,172,270	3,668,702	894,292	941,763	917,507	442,561	84,121	31,957	38,295
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.939	0.938	0.937	—	—	—	—	—	—
Number of units outstanding at end of year	107,026	—	131,084	—	—	—	—	—	—

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended December 31, 2001			Year Ended December 31, 2000			Period from October 14, 1999 (effective date) to December 31, 1999

Portfolio Name	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up

Diversified Strategic Income Portfolio (11/99)
Unit Value at beginning of year	1.014	1.013	1.011	0.999	0.999	0.999	1.000	1.000	1.000
Unit Value at end of year	1.032	1.030	1.027	1.014	1.013	1.011	0.999	0.999	0.999
Number of units outstanding at end of year	2,434,690	1,382,525	520,827	1,438,172	601,613	204,937	341,104	137,491	15,447
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.996	0.996	0.995	—	—	—	—	—	—
Number of units outstanding at end of year	5,300	2,178	70,809	—	—	—	—	—	—
Equity Index Portfolio Class II (11/99)
Unit Value at beginning of year	0.955	0.954	0.952	1.067	1.067	1.067	1.000	1.000	1.000
Unit Value at end of year	0.826	0.824	0.822	0.955	0.954	0.952	1.067	1.067	1.067
Number of units outstanding at end of year	2,792,764	1,824,680	336,668	1,086,756	613,674	212,335	348,286	55,283	9,761
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.913	0.912	0.912	—	—	—	—	—	—
Number of units outstanding at end of year	14,429	—	—	—	—	—	—	—	—
Fundamental Value Portfolio (12/99)(2)
Unit Value at beginning of year	1.234	1.232	1.230	1.037	1.037	1.037	1.000	1.000	1.000
Unit Value at end of year	1.153	1.151	1.147	1.234	1.232	1.230	1.037	1.037	1.037
Number of units outstanding at end of year	4,341,451	5,155,358	1,333,668	948,161	1,579,098	363,590	12,938	2,425	2,903
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.916	0.916	0.915	—	—	—	—	—	—
Number of units outstanding at end of year	204,782	99,153	112,362	—	—	—	—	—	—

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended December 31, 2001			Year Ended December 31, 2000			Period from October 14, 1999 (effective date) to December 31, 1999

Portfolio Name	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (5/00)
Unit Value at beginning of year	0.674	0.674	0.673	1.000	1.000	1.000	—	—	—
Unit Value at end of year	0.402	0.401	0.400	0.674	0.674	0.673	—	—	—
Number of units outstanding at end of year	2,683,031	2,395,484	977,403	1,701,726	2,007,540	393,620	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.786	0.785	0.785	—	—	—	—	—	—
Number of units outstanding at end of year	69,922	—	—	—	—	—	—	—	—
PIMCO Variable Insurance Trust
Total Return Bond Fund
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	1.054	1.053	1.052	—	—	—	—	—	—
Number of units outstanding at end of year	434,773	2,073,098	278,487	—	—	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	1.042	1.042	1.041	—	—	—	—	—	—
Number of units outstanding at end of year	—	—	68,142	—	—	—	—	—	—

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended December 31, 2001			Year Ended December 31, 2000			Period from October 14, 1999 (effective date) to December 31, 1999

Portfolio Name	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up

Putnam Variable Trust
Putnam VT International Growth Fund Class IB Shares
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.858	0.857	0.856	—	—	—	—	—	—
Number of units outstanding at end of year	14,691	88,059	48,818	—	—	—	—	—	—
With E.S.P.				—	—	—	—	—	—
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.898	0.897	0.897	—	—	—	—	—	—
Number of units outstanding at end of year	—	1,482	16,745	—	—	—	—	—	—
Putnam VT Small Value Fund – Class IB Shares
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	1.089	1.088	1.087	—	—	—	—	—	—
Number of units outstanding at end of year	71,890	126,743	122,374	—	—	—	—	—	—
With E.S.P.				—	—	—	—	—	—
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	1.030	1.029	1.029	—	—	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—	—	—	—
Putnam VT Voyager II Fund – Class IB Shares				—	—	—	—	—	—
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.806	0.806	0.805	—	—	—	—	—	—
Number of units outstanding at end of year	22,514	45,037	7,876	—	—	—	—	——	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—
Unit Value at end of year	0.814	0.814	0.813	—	—	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—	—	—	—

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended December 31, 2001			Year Ended December 31, 2000			Period from October 14, 1999 (effective date) to December 31, 1999

Portfolio Name	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up

Salomon Brothers Variable Series Fund, Inc.
Capital Fund (11/99)
Unit Value at beginning of year	1.205	1.204	1.202	1.033	1.033	1.033	1.000	1.000	1.000
Unit Value at end of year	1.212	1.210	1.206	1.205	1.204	1.202	1.033	1.033	1.033
Number of units outstanding at end of year	1,598,744	2,256,367	481,406	507,525	1,028,179	143,927	20,279	78,169	1,992
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.941	0.941	0.940	—	—	—	—	—	—
Number of units outstanding at end of year	2,440	39,375	95,599	—	—	—	—	—	—
Investors Fund (11/99)(3)
Unit Value at beginning of year	1.171	1.170	1.168	1.029	1.029	1.029	1.000	1.000	1.000
Unit Value at end of year	1.108	1.106	1.102	1.171	1.170	1.168	1.029	1.029	1.029
Number of units outstanding at end of year	1,112,073	1,346,258	503,746	217,210	428,890	114,195	10,159	19,926	28,784
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.931	0.930	0.929	—	—	—	—	—	—
Number of units outstanding at end of year	7,772	4,791	180,225	—	—	—	—	—	—
Small Cap Growth Fund (11/99)
Unit Value at beginning of year	1.315	1.314	1.312	1.141	1.141	1.141	1.000	1.000	1.000
Unit Value at end of year	1.204	1.202	1.198	1.315	1.314	1.312	1.141	1.141	1.141
Number of units outstanding at end of year	370,805	579,887	127,611	266,300	439,008	152,125	35,132	61,393	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.934	0.933	0.933	—	—	—	—	—	—
Number of units outstanding at end of year	—	3,129	—	—	—	—	—	—	—

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended December 31, 2001			Year Ended December 31, 2000			Period from October 14, 1999 (effective date) to December 31, 1999

Portfolio Name	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.894	0.894	0.893	—	—	—	—	—	—
Number of units outstanding at end of year	8,386	66,708	17,631	—	—	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.900	0.899	0.898	—	—	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—	—	—	—
Smith Barney Premier Selections All Cap Growth Portfolio
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.895	0.894	0.894	—	—	—	—	—	—
Number of units outstanding at end of year	98,459	37,100	82,304	—	—	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.911	0.911	0.910	—	—	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—	—	—	—

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended December 31, 2001			Year Ended December 31, 2000			Period from October 14, 1999 (effective date) to December 31, 1999

Portfolio Name	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up

The Travelers Series Trust
Equity Income Portfolio (11/99)
Unit Value at beginning of year	1.092	1.090	1.089	1.013	1.013	1.013	1.000	1.000	1.000
Unit Value at end of year	1.006	1.004	1.001	1.092	1.090	1.089	1.013	1.013	1.013
Number of units outstanding at end of year	1,135,717	1,354,821	331,110	562,015	573,343	136,422	19,805	10,535	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.938	0.937	0.936	—	—	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—	—	—	—
Large Cap Portfolio (11/99)
Unit Value at beginning of year	0.900	0.899	0.897	1.066	1.065	1.065	1.000	1.000	1.000
Unit Value at end of year	0.734	0.732	0.730	0.900	0.899	0.897	1.066	1.065	1.065
Number of units outstanding at end of year	1,809,999	2,048,435	382,761	1,406,663	894,807	278,920	559,758	157,286	1,681
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.881	0.881	0.880	—	—	—	—	—	—
Number of units outstanding at end of year	14,572	—	—	—	—	—	—	—	—
MFS Emerging Growth Portfolio (11/99)
Unit Value at beginning of year	1.130	1.128	1.126	1.433	1.433	1.432	1.000	1.000	1.000
Unit Value at end of year	0.712	0.710	0.708	1.130	1.128	1.126	1.433	1.433	1.432
Number of units outstanding at end of year	4,413,097	2,178,828	917,344	3,648,186	1,897,890	572,200	857,752	266,524	15,369
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—
Unit Value at end of year	0.836	0.836	0.835	—	—	—	—	—
Number of units outstanding at end of year	153,113	—	—	—	—	—	—	—

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended December 31, 2001			Year Ended December 31, 2000			Period from October 14, 1999 (effective date) to December 31, 1999

Portfolio Name	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up

MFS Research Portfolio (11/99)
Unit Value at beginning of year	0.989	0.988	0.986	1.061	1.061	1.061	1.000	1.000	1.000
Unit Value at end of year	0.757	0.755	0.753	0.989	0.988	0.986	1.061	1.061	1.061
Number of units outstanding at end of year	1,231,361	1,120,346	322,895	745,992	758,310	209,499	54,286	16,748	5,622
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.864	0.864	0.863	—	—	—	—	—	—
Number of units outstanding at end of year	19,312	5,157	—	—	—	—	—	—	—
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.865	0.864	0.863	—	—	—	—	—	—
Number of units outstanding at end of year	136,035	1,916,798	69,934	—	—	—	—	—	—
With E.S.P.				—	—	—	—	—	—
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.883	.0883	0.882	—	—	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—	—	—	—
Alliance Growth Portfolio (11/99)
Unit Value at beginning of year	0.914	0.913	0.911	1.132	1.132	1.132	1.000	1.000	1.000
Unit Value at end of year	0.782	0.780	0.777	0.914	0.913	0.911	1.132	1.132	1.132
Number of units outstanding at end of year	6,226,561	3,852,391	1,693,080	5,313,349	2,951,007	1,230,540	774,589	468,390	108,285
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.850	0.850	0.849	—	—	—	—	—	—
Number of units outstanding at end of year	80,728	33,901	51,817	—	—	—	—	—	—

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended December 31, 2001			Year Ended December 31, 2000			Period from October 14, 1999 (effective date) to December 31, 1999

Portfolio Name	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up

MFS Total Return Portfolio (11/99)				—	—	—	—	—	—
Unit Value at beginning of year	1.150	1.149	1.147	0.999	0.999	0.999	1.000	1.000	1.000
Unit Value at end of year	1.135	1.133	1.129	1.150	1.149	1.147	0.999	0.999	0.999
Number of units outstanding at end of year	5,208,923	3,382,902	1,935,839	1,871,925	1,522,221	850,618	340,973	99,074	442
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.975	0.974	0.973	—	—	—	—	—	—
Number of units outstanding at end of year	9,192	4,530	19,775	—	—	—	—	—	—
Smith Barney Aggressive Growth Portfolio (11/99)
Unit Value at beginning of year	1.382	1.381	1.378	1.210	1.210	1.209	1.000	1.000	1.000
Unit Value at end of year	1.309	1.306	1.302	1.382	1.381	1.378	1.210	1.210	1.209
Number of units outstanding at end of year	6,108,453	7,173,627	2,715,298	3,182,828	3,423,104	1,521,381	74,420	302,417	237,187
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.913	0.913	0.912	—	—	—	—	—	—
Number of units outstanding at end of year	182,759	72,089	192,938	—	—	—	—	—	—
Smith Barney High Income Portfolio (11/99)
Unit Value at beginning of year	0.922	0.921	0.920	1.016	1.016	1.016	1.000	1.000	1.000
Unit Value at end of year	0.876	0.874	0.872	0.922	0.921	0.920	1.016	1.016	1.016
Number of units outstanding at end of year	1,352,082	1,256,295	1,070,312	746,254	595,882	760,503	83,518	67,445	113,822
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.932	0.932	0.931	—	—	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—	—	—	—

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended December 31, 2001			Year Ended December 31, 2000			Period from October 14, 1999 (effective date) to December 31, 1999

Portfolio Name	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up

Smith Barney International All Cap Growth Portfolio (11/99)
Unit Value at beginning of year	0.908	0.907	0.905	1.207	1.206	1.206	1.000	1.000	1.000
Unit Value at end of year	0.617	0.615	0.613	0.908	0.907	0.905	1.207	1.206	1.206
Number of units outstanding at end of year	2,412,874	1,462,248	504,289	1,959,090	1,570,421	412,850	69,739	153,407	31,135
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.828	0.827	0.827	—	—	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—	—	—	—
Smith Barney Large Capitalization Growth Portfolio (11/99)
Unit Value at beginning of year	1.001	1.000	0.998	1.090	1.090	1.090	1.000	1.000	1.000
Unit Value at end of year	0.865	0.863	0.860	1.001	1.000	0.998	1.090	1.090	1.090
Number of units outstanding at end of year	7,117,413	5,072,444	2,611,474	4,125,697	3,224,751	1,993,825	241,754	175,985	110,096
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.923	0.923	0.922	—	—	—	—	—	—
Number of units outstanding at end of year	43,609	17,814	281,273	—	—	—	—	—	—
Smith Barney Large Cap Value Portfolio (11/99)
Unit Value at beginning of year	1.076	1.075	1.073	0.964	0.964	0.964	1.000	1.000	1.000
Unit Value at end of year	0.975	0.973	0.970	1.076	1.075	1.073	0.964	0.964	0.964
Number of units outstanding at end of year	3,409,971	2,587,784	1,408,719	1,620,470	1,111,897	692,437	99,981	93,179	107,886
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.908	0.907	0.906	—	—	—	—	—	—
Number of units outstanding at end of year	17,876	—	150,466	—	—	—	—	—	—

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended December 31, 2001			Year Ended December 31, 2000			Period from October 14, 1999 (effective date) to December 31, 1999

Portfolio Name	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up

Smith Barney Mid Cap Core Portfolio (11/99)
Unit Value at beginning of year	1.364	1.362	1.360	1.172	1.171	1.171	1.000	1.000	1.000
Unit Value at end of year	1.211	1.209	1.205	1.364	1.362	1.360	1.172	1.171	1.171
Number of units outstanding at end of year	2,654,148	2,306,739	794,981	1,154,540	1,266,015	602,754	26,517	49,546	19,386
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.929	0.928	0.927	—	—	—	—	—	—
Number of units outstanding at end of year	17,857	3,154	32,142	—	—	—	—	—	—
Smith Barney Money Market Portfolio (11/99)
Unit Value at beginning of year	1.053	1.052	1.050	1.006	1.006	1.005	1.000	1.000	1.000
Unit Value at end of year	1.078	1.075	1.072	1.053	1.052	1.050	1.006	1.006	1.005
Number of units outstanding at end of year	10,629,210	1,956,266	2,726,939	2,727,512	922,050	178,779	25,456	750,776	50,000
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	1.007	1.006	1.005	—	—	—	—	—	—
Number of units outstanding at end of year	70,113	42,034	53,099	—	—	—	—	—	—
Travelers Managed Income Portfolio (11/99)
Unit Value at beginning of year	1.059	1.057	1.056	0.994	0.994	0.994	1.000	1.000	1.000
Unit Value at end of year	1.115	1.113	1.109	1.059	1.057	1.056	0.994	0.994	0.994
Number of units outstanding at end of year	1,539,696	2,069,673	3,161,019	598,018	555,087	104,706	2,445	150,289	2,457
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	1.008	1.007	1.007	—	—	—	—	—	—
Number of units outstanding at end of year	13,390	—	8,585	—	—	—	—	—	—

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended December 31, 2001			Year Ended December 31, 2000			Period from October 14, 1999 (effective date) to December 31, 1999

Portfolio Name	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up

Van Kampen Enterprise Portfolio (11/99)
Unit Value at beginning of year	0.964	0.963	0.962	1.145	1.145	1.144	1.000	1.000	1.000
Unit Value at end of year	0.750	0.748	0.746	0.964	0.963	0.962	1.145	1.145	1.144
Number of units outstanding at end of year	1,863,264	1,021,052	863,697	1,841,630	938,728	839,108	168,261	3,784	3,773
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.923	0.923	0.922	—	—	—	—	—	—
Number of units outstanding at end of year	10,283	—	—	—	—	—	—	—	—
Van Kampen Life Investment Trust
Emerging Growth Portfolio (11/99)
Unit Value at beginning of year	1.193	1.191	1.189	1.345	1.344	1.344	1.000	1.000	1.000
Unit Value at end of year	.0806	0.805	0.802	1.193	1.191	1.189	1.345	1.344	1.344
Number of units outstanding at end of year	4,788,151	4,206,214	1,351,840	4,177,551	3,409,800	895,350	148,853	237,085	116,490
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.846	0.846	0.845	—	—	—	—	—	—
Number of units outstanding at end of year	165,695	41,025	42,070	—	—	—	—	—	—
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.946	0.945	0.944	—	—	—	—	—	—
Number of units outstanding at end of year	10,543	63,380	—	—	—	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.937	0.936	0.935	—	—	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—	—	—	—

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Year Ended December 31, 2001			Year Ended December 31, 2000			Period from October 14, 1999 (effective date) to December 31, 1999

Portfolio Name	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up	Standard	Step-Up	Roll-Up

Variable Insurance Products Fund II
Contrafund Portfolio— Service Class (11/99)
Unit Value at beginning of year	1.048	1.047	1.045	1.138	1.138	1.138	1.000	1.000	1.000
Unit Value at end of year	0.907	0.905	0.902	1.048	1.047	1.045	1.138	1.138	1.138
Number of units outstanding at end of year	1,396,683	2,140,528	457,948	866,413	1,784,874	243,383	68,187	151,914	700
With E.S.P.
Unit Value at beginning of year	1.000	1.000	1.000	—	—	—	—	—	—
Unit Value at end of year	0.943	0.943	0.942	—	—	—	—	—	—
Number of units outstanding at end of year	128,929	—	—	—	—	—	—	—	—

(1)	Effective May 1, 2002, Fund’s name has changed to AIM V.I. Premier Equity Fund.

(2)	Formerly, Greenwich Street Series Trust: Total Return Portfolio.

(3)	In 2001, as the result of a merger, Investors Fund acquired all the assets and stated liabilities of The Travelers Series Trust: Strategic Stock Portfolio and The Travelers Series Trust: Jurika and Voyles Core Equity Fund.

The date shown next to the name of each funding option is the date money first came into the funding option through the Separate Account. The financial statements of Separate Account Ten and the financial statements of The Travelers Life and Annuity Company are contained in the SAI. Any funds not listed above were not yet available as of December 31, 2001.

APPENDIX C

THE FIXED ACCOUNT

The Fixed Account is part of the Company’s general account assets. These general account assets include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company’s general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

Transfers

You may make transfers from the Fixed Account to any other available variable funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract date. We limit transfers to an amount of up to 15% of the Fixed Account contract value on the semiannual contract date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to variable funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the variable funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

C-1

APPENDIX D

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

      The Insurance Company
      Principal Underwriter
      Distribution and Principal Underwriting Agreement
      Valuation of Assets
      Performance Information
      Federal Tax Considerations
      Independent Accountants
      Financial Statements

Copies of the Statement of Additional Information dated May 1, 2002 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-20668S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-20669S.

Name:
Address:

D-1

L-20668	July, 2002